UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                  FORM 13F-HR/A

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

              Report for the Quarter Ended September 30, 1999
                                           ------------------

Check here if amendment [x]; Amendment Number 1

This Amendment (check only one): [x] is a restatment.
                                 [ ] adds new holdings entries.

                          Loews Corporation
------------------------------------------------------------------------------
Name of Institutional Investment Manager

                        667 Madison Avenue    New York     New York     10021
------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)     (Zip)

  Barry Hirsch, Senior Vice President          (212) 521-2920
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be
signed on its behalf in the City of          New York          and State of
                                    --------------------------
New York  on the     23rd     day of    November    , 1999.
--------         ------------        ---------------


                                   Loews Corporation
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   By:  /s/ Barry Hirsch
                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.



Name:                      13F File No.:  Name:                    13F File
No.:
-------------------------- -------------  ------------------------ -----------
1.     None                               6.
-------------------------- -------------  ------------------------ -----------
2.                                        7.
-------------------------- -------------  ------------------------ -----------
3.                                        8.
-------------------------- -------------  ------------------------ -----------
4.                                        9.
-------------------------- -------------  ------------------------ -----------
5.                                        10.
-------------------------- -------------  ------------------------ -----------


                                Page 1 of 8 Pages

                                Loews Corporation

                                  FORM 13F-HR/A

                            Report for the Quarter Ended

                               September 30, 1999




  Loews Corporation ("Loews"), by virtue of its approximately 86% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch and Mr. Preston R. Tisch own in the aggregate approximately 33% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.

                                Page 2 of 8 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Agnico Eagle
 Mines            Common  008474108 $     9,300   1,200,000     X                                     1,200,000

Amcast Ind.
 Corp.            Common  023395106         666      50,000     X                                        50,000

America On Line,  Common  02364J104       4,163      40,000     X                                        40,000
 Inc.

AMR Corp.         Common  001765106         545      10,000     X                                        10,000

Barrick Gold
 Corp.            Common  067901108      27,188   1,250,000     X                                     1,250,000

Battle Mountain   Common  071593107       1,913     600,000     X                                       600,000
 Gold

BE Aerospace Inc. Common  073302101         238      20,000     X                                        20,000

Beckman Coulter   Common  075811109         903      20,000     X                                        20,000
 Inc.

Boeing Co.        Common  097023105       4,902     115,000     X                                       115,000

CNA Financial     Common  126117100   5,540,937 158,312,480     X                                   158,312,480
 Corp.

Cadiz Inc.        Common  127535108       4,599     480,900     X                                       480,900

Cambior Inc.      Common  13201L103       1,050     300,000     X                                       300,000

CHUBB Corp.       Common  171232101       1,985      40,000     X                                        40,000

Coca Cola Co.     Common  191219104         531      11,000     X                                        11,000

Consolidated      Common  209232107         198      20,000     X                                        20,000
 Frtwys

Delta Airlines    Common  247361108         970      20,000     X                                        20,000

Diamond Offshore  Common  25271C102   2,339,588  70,100,000     X                                    70,100,000

DuPont E.I. De    Common  263534109       3,025      50,000     X                                        50,000
 Nemours                            -----------
                          TOTAL     $ 7,942,701
                                    -----------

                                             Page 3 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


FDX Corp.         Common  31304N107 $     5,831     150,000     X                                       150,000

Furniture Brands  Common  360921100       1,403      71,250     X                                        71,250
 International

Glamis Gold       Common  376775102       2,500   1,000,000     X                                     1,000,000

Homestake Mining  Common  437614100      40,159   4,375,000     X                                     4,375,000

Houston Explora-  Common  442120101       1,410      65,000     X                                        65,000
 tion Company

IDT Corp.         Common  448947101       3,239     154,700     X                                       154,700

IMC Global Inc.   WT      449669118      16,180      11,111     X                                        11,111
                  122200

Kinross Gold
 Corp.            Common  496902107       2,990   1,040,000     X                                     1,040,000

Landamerica       Common  514936103       4,021     203,600     X                                       203,600
 Financial Group

Med-Design Inc.   Common  583926100          76      20,000     X                                        20,000

Metromedia Int'l. Common  591695101         207      50,213     X                                        50,213
 Group Inc.

Mine Safety       Common  602720104         960      16,000     X                                        16,000
 Appliances Co.

Miramar Mining    Common  60466E100         370     500,000     X                                       500,000
 Corp.

Navistar Int'l.   Common  63934E108       2,325      50,000     X                                        50,000
 Inc.

On Command Corp.  Common  682160106       1,411      74,287     X                                        74,287

On Command Corp.  WTS B   682160122         151      23,697     X                                        23,697
                  100703
                                    -----------
                          TOTAL     $    83,233
                                    -----------

                                             Page 4 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Owens Illionis    Common  690768403 $       991      50,000     X                                        50,000
 Inc.

Perrigo Co.       Common  714290103         626      79,500     X                                        79,500

Pixar Inc.        Common  725811103       1,505      40,000     X                                        40,000

Placer Dome       Common  725906101      30,494   2,050,000     X                                     2,050,000

Pfizer, Inc.      Common  717081103       1,435      40,000     X                                        40,000

Potash Corp.      Common  73755L107       1,033      20,000     X                                        20,000

Staples Inc.      Common  855030102         873      40,000     X                                        40,000

Stillwater Mining Common  86074Q102       9,910     368,750     X                                       368,750
 Co.

Sunrise Assist    Common  86768K106       1,063      40,000     X                                        40,000
 Living

TJ Int'l.         Common  872534102         251      10,000     X                                        10,000

TVX Gold Inc.     Common  87308K101       3,713   2,700,000     X                                     2,700,000

Tetra Tech. Inc.  Common  88162F105         668      40,000     X                                        40,000

Texas Industries  Common  882491103         740      20,000     X                                        20,000

Thermedics Inc.   Common  883901100       1,180     160,000     X                                       160,000

Thermo Cardio     Common  88355K200       1,283     180,000     X                                       180,000
 System

Thermo Cardio     SbDbCv
 System           144A 04 88355KAA9         820   1,000,000     X                                     1,000,000

Thermo Electron   Common  883556102       1,035      77,000     X                                        77,000
 Corp.                              -----------
                          TOTAL     $    57,620
                                    -----------

                                             Page 5 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Thermo Electron   SubDbCv 883556AF9 $       860   1,000,000     X                                     1,000,000
 Corp.            144A 03

Thermotrex Corp.  SubDbCv 883666AA7         330     500,000     X                                       500,000
                  3.25% 07

Windmere-Durable  Common  973411101       1,206     100,000     X                                       100,000
 Holdings, Inc.

USG Corp.         Common  903293405       9,525     200,000     X                                       200,000

AMR Corp.         Common  001765956       3,270      60,000(p)  X                                        60,000(p)

Barrick Gold
 Corp.            Common  067901908       5,438     250,000(c)  X                                       250,000(c)

Barrick Gold
 Corp.            Common  067901958      16,313     750,000(p)  X                                       750,000(p)

Beckman Coulter,  Common  075811959         903      20,000(p)  X                                        20,000(p)
 Inc.

Boeing            Common  097023955       5,968     140,000(p)  X                                       140,000(p)

Cadiz Inc.        Common  127537908         239      25,000(c)  X                                        25,000(c)

Caterpillar Inc.  Common  149123951       9,866     180,000(p)  X                                       180,000(p)
 Del.

Chase Manhattan   Common  16161A958       7,538     100,000(p)  X                                       100,000(p)
 Corp.

Chubb Corp.       Common  171232901         993      20,000(c)  X                                        20,000(c)

Chubb Corp.       Common  191232951       1,985      40,000(p)  X                                        40,000(p)

Clear Channel     Common  184502952       7,988     100,000(p)  X                                       100,000(p)

Delta Airlines    Common  247361958       3,880      80,000(p)  X                                        80,000(p)

Disney Walt Co.   Common  254687906      58,500   2,250,000(c)  X                                     2,250,000(c)
                                    -----------
                          TOTAL     $   134,802
                                    -----------

                                             Page 6 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Disney Walt Co.   Common  254687956 $   125,788   4,838,000(p)  X                                     4,838,000(p)

Dow Chemical Co.  Common  260543953       7,954      70,000(p)  X                                        70,000(p)

DuPont E I De     Common  263545959       4,235      70,000(p)  X                                        70,000(p)
 Nemours

Exxon Corp.       Common  302290951       9,880     130,000(p)  X                                       130,000(p)

FDX Corp.         Common  31304N957       7,775     200,000(p)  X                                       200,000(p)

General Electric  Common  369604953      16,599     140,000(p)  X                                       140,000(p)
 Corp.

Homestake Mining  Common  437614900      15,619   1,700,000(c)  X                                     1,700,000(c)

Homestake Mining  Common  437614950      10,750   1,170,000(p)  X                                     1,170,000(p)

Merrill Lynch     Common  590188958       6,738     100,000(p)  X                                       100,000(p)
 & Co.

Minn. Mng. & Man. Common  604059955       3,843      40,000(p)  X                                        40,000(p)

Navistar Int'l,   Common  63934E958       2,325      50,000(p)  X                                        50,000(p)
 Inc.

Nike, Inc.        Common  654106953       2,844      50,000(p)  X                                        50,000(p)

Owens Illinois    Common  690768953          99      50,000(p)  X                                        50,000(p)
 Inc.

Pfizer, Inc.      Common  717081953       2,153      60,000(p)  X                                        60,000(p)

Placer Dome       Common  725906901       8,181     550,000(c)  X                                       550,000(c)

Placer Dome       Common  725906951       6,322     425,000(p)  X                                       425,000(p)

Potash Corp.      Common  73755L957       3,098      60,000(p)  X                                        60,000(p)

Schlumberger Ltd. Common  806857958       2,493      40,000(p)  X                                        40,000(p)
                                    -----------
                          TOTAL     $   236,696
                                    -----------

                                             Page 7 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Amazon Com. Inc.  Common  023135906 $       799      10,000(c)  X                                        10,000(c)

America Online    Common  023645904       1,041      10,000(c)  X                                        10,000(c)


America Online    Common  02364J954       5,203      50,000(p)  X                                        50,000(p)

CDW Computer      Common  125129956       1,955      40,000(p)  X                                        40,000(p)

Clear Channel     Common  184502952       6,390      80,000(p)  X                                        80,000(p)

Coca Cola         Common  191219954       3,860      80,000(p)  X                                        80,000(p)

Gateway           Common  367833950       1,760      40,000(p)  X                                        40,000(p)

Intel             Common  458140950       2,973      40,000(p)  X                                        40,000(p)

IBM               Common  459200951       2,420      20,000(p)  X                                        20,000(p)

Micron Tech.      Common  595112903         665      10,000(c)  X                                        10,000(c)

Micron Tech.      Common  595112953       1,995      30,000(p)  X                                        30,000(p)

Priceline.Com     Common  741503906         645      10,000(c)  X                                        10,000(c)

Seitel Inc.       Common  816074956          98      10,000(p)  X                                        10,000(p)

Staples, Inc.     Common  855030952         873      40,000(p)  X                                        40,000(p)

Sunrise Assisted  Common  86768K956       1,063      40,000(p)  X                                        40,000(p)
 Living Inc.

U.S. Airways      Common  911905957         788      30,000(p)  X                                        30,000(p)

Windmere Durable  Common  973411901         482      40,000(c)  X                                        40,000(c)
 Holdings Inc.                      -----------
                          TOTAL     $    33,010
                                    -----------
                AGGREGATE TOTAL     $ 8,488,062
                                    ===========

                                             Page 8 of 8 Pages